SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF REPORTABLE BUSINESS SEGMENTS

For the year ended December 31, 2023

	Revenue	Cost of revenue	Gross profit	Loss from operations	Depreciation and amortization	Assets
Healthcare	$246,619	$179,938	$66,681	$(249,325)	$-	$177,233
Motor controller	-	-	-	-	-	-
Segment Totals	$246,619	$179,938	$66,681	(249,325)	$-	177,233
Other Loss, net				(684)
Income tax benefits				-
Unallocated Assets						-
Net Loss				$(250,009)
Total Assets						$177,233

For the year ended December 31, 2022

	Revenue	Cost of revenue	Gross profit	Loss from operations	Depreciation and amortization	Assets
Healthcare	$152,432	$111,683	$40,749	$(141,444)	$-	$59,720
Motor controller	43,301	31,222	12,079	(137,281)	5,470	14,982
Segment Totals	$195,733	$142,905	$52,828	(278,725)	$5,470	74,702
Other Loss, net				(1,792)
Income tax benefits				-
Unallocated Assets						-
Net Loss				$(280,517)
Total Assets						$74,702